Schedule of Remaining Lease Payments (Details)	Jun. 30, 2023 USD ($)
Leases [Abstract]
2023	$ 66,581
2024	133,161
2025	102,090
Total remaining lease payments (undiscounted)	301,832
Less: imputed interest	10,254
Present value of lease liabilities	$ 291,578